Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
OPERATING ACTIVITIES
Net income	$ (150,004)	$ 76,325
Items not involving cash:
Depreciation of property and equipment	6,240	8,972
Amortization of intangible asset	4,988	6,843
Stock-based compensation	103,352	23,259
Changes in operating working capital:
Decrease (increase) in accounts receivable	49,303	(113,364)
Decrease (increase) in investment tax credits	(53,547)	(78,617)
Decrease (increase) in prepaid expenses	12,512	21,971
Increase (decrease) in accounts payable	2,189	9,696
Increase (decrease) in accrued liabilities	4,322	(19,240)
Increase (decrease) in deferred revenue	340	(24,399)
Cash flows provided by operating activities	(20,305)	(88,554)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,872)	(10,266)
Purchase of investment		(185,203)
Cash flows used in investing activities	(4,872)	(195,469)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(242,198)	(169,561)
Increase in cash and cash equivalents	(267,375)	(453,584)
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,494,796	$ 1,317,406